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                                                  (RIVERSOURCE INVESTMENTS LOGO)

    STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED MARCH 25, 2009

Fund                                                                   SAI date            Form #
RiverSource Balanced Fund                                           Feb. 27, 2009        S-6500 AV
RiverSource Diversified Bond Fund                                   Feb. 27, 2009        S-6500 AV
RiverSource Inflation Protected Securities Fund                     Feb. 27, 2009        S-6500 AV
RiverSource Limited Duration Bond Fund                              Feb. 27, 2009        S-6500 AV
RiverSource Short Duration U.S. Government Fund                     Feb. 27, 2009        S-6500 AV
RiverSource Strategic Allocation Fund                               Feb. 27, 2009        S-6500 AV


Table 19. Portfolio Managers, of the SAI is revised as follows. Unless otherwise specified, reporting information is provided as of the fiscal year end noted:


                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED MAY 31
-----------------------------------------------------------------------------------------------------------------------------------
Short Duration       Todd White(b)        12 RICs              $9.88 billion   3 RICs ($1.01 B);  None          (2)        (35)
U.S. Government                           5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(f) $16.02 billion  ($113.3 M)
                     ----------------------------------------------------------------------------
                     John McColley(c)     None                 N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED JULY 31
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Protected  Margaret Brandt(c)   None                 N/A             N/A                None          (2)        (35)
Securities
                     ---------------------------------------------------------------------------------------
                     Todd White(b)        13 RICs              $10.63 billion  3 RICs ($1.01 B);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(f) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------
Limited Duration     Tom Murphy           5 RICs               $9.93 billion   3 RICs ($1.32 B)   $50,001-      (2)        (35)
Bond                                      2 PIVs               $885.02 million                    $100,000
                                          14 other accounts    $10.75 billion
                     ---------------------------------------------------------------------------------------
                     Scott Schroepfer(d)  2 RICs               $953.09 million None               None
                     ---------------------------------------------------------------------------------------
                     Todd White(b)        12 RICs              $10.47 billion  3 RICs ($1.01 B);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(f) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH A FISCAL PERIOD ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Bond     Tom Murphy           5 RICs               $6.55 billion   3 RICs ($1.33 B)   $50,001-      (2)        (35)
                                          2 PIVs               $880.06 million                    $100,000
                                          14 other accounts    $10.90 billion
                     ---------------------------------------------------------------------------------------
                     Scott Schroepfer(d)  2 RICs               $953.09 million None               None
                     ---------------------------------------------------------------------------------------
                     Todd White(b)        12 RICs              $7.44 billion   3 RICs ($1.01 B);  None
                                          5 PIVs               $1.66 billion   1 other account
                                          40 other accounts(f) $16.02 billion  ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------------------------
Balanced             Warren Spitz(e)      12 RICs              $14.57 billion  7 RICs ($14.11 B)  None          (2)        (29)
                     --------------------                                                         ----------
                     Steve Schroll(e)     2 PIVs               $27.55 million                     None
                     --------------------                                                         ----------
                     Laton Spahr(e)       8 other accounts(f)  $441.14 million                    $1 -
                                                                                                  $10,000
                     --------------------                                                         ----------
                     Paul Stocking(e)                                                             None
                     --------------------------------------------------------------------------------------------------------------
                     Tom Murphy           5 RICs               $9.77 billion   2 RICs ($996.38 M) $10,001-      (2)        (35)
                                          2 PIVs               $870.92 million                    $50,000
                                          14 other accounts    $10.19 billion
                     ---------------------------------------------------------------------------------------
                     Scott Schroepfer(d)  2 RICs               $953.09 million None               None
                     ---------------------------------------------------------------------------------------
                     Todd White(b)        12 RICs              $10.42 billion  2 RICs ($801.35    None
                                          5 PIVs               $1.66 billion   M);
                                          40 other accounts(f) $16.02 billion  1 other account
                                                                               ($113.3 M)
-----------------------------------------------------------------------------------------------------------------------------------

                                                OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                          -------------------------------------------------------            POTENTIAL
                                                               APPROXIMATE                         OWNERSHIP CONFLICTS
                                          NUMBER AND TYPE      TOTAL NET       PERFORMANCE BASED    OF FUND      OF    STRUCTURE OF
FUND                 PORTFOLIO MANAGER    OF ACCOUNT*          ASSETS          ACCOUNTS(A)          SHARES    INTEREST COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Allocation Tom Murphy           5 RICs               $9.47 billion   2 RICs ($699.76 M) $100,001-     (2)        (35)
                                          2 PIVs               $870.92 million                    $500,000
                                          14 other accounts    $10.19 billion
                     ---------------------------------------------------------------------------------------
                     Scott Schroepfer(d)  2 RICs               $953.09 million None               None
                     ---------------------------------------------------------------------------------------
                     Todd White(b)        12 RICs              $10.17 billion  2 RICs ($549.42    None
                                          5 PIVs               $1.66 billion   M);
                                          40 other accounts(f) $16.02 billion  1 other account
                                                                               ($113.3 M)
                     --------------------------------------------------------------------------------------------------------------
                     Dimitris Bertsimas   23 RICs              $4.85 billion   6 RICs ($3.5 B)    Over          (2)        (27)
                                          2 PIVs               $21.11 million                     $500,000
                                          15 other accounts    $3.31 billion
                     ---------------------------------------------------------------------------------------
                     Gina Mourtzinou      5 RICs               $2.93 billion   5 RICs ($2.93 B)   $100,001-
                                          5 other accounts     $118.86 million                    $500,000
                     ---------------------------------------------------------------------------------------
                     Alex Sauer-Budge     1 RIC                $573.80 million 1 RIC ($573.8 M)   $1-$10,000
                     ---------------------------------------------------------------------------------------
                     Steve E. Kokkotos    2 RICs               $69.74 million  2 RICs ($69.74 M)  $100,001-
                                          1 other account      $9.26 million                      $500,000
-----------------------------------------------------------------------------------------------------------------------------------




  * RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based on part of wholly on performance the aggregate net assets in those accounts.

(b) The portfolio manager began managing the fund after its fiscal year end; therefore reporting information is as of Jan. 31, 2009.

(c) The portfolio manager began managing the fund as of March 2009; therefore reporting information is as of Jan. 31, 2009.

(d) The portfolio manager began managing the fund as of November 2008; therefore reporting information is as of Oct. 31, 2008.

(e) The portfolio manager began managing the fund as of Nov. 1, 2008; therefore reporting information is as of Sept. 30, 2008.

(f) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

The rest of this section remains the same.

S-6500-34 A (3/09)